ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE
Summary of assets held for sale by segment

	12/31/2021	12/31/2020
Generation	387,690	289,331
Total assets classified as held for sale	387,690	289,331

Generation	168,381	—
Total liabilities classified as held for sale	168,381	—

Schedule of details of SPEs held for sale

The table below shows the SPEs classified as held for sale on December 31, 2021:

	12/31/2021	12/31/2020
Generation
Chapada Piauí I	124,484	124,484
Chapada Piauí II	164,847	164,847
Livramento Holding S.A. (a)	98,359	—
Total Assets	387,690	289,331

Generation
Livramento Holding S.A. (a)	168,381	—
Total Liabilities	168,381	—

(a)	In April 2021, CGT Eletrosul’s adhesion to Decree No. 9,188/2017 for the divestment of SPE Livramento was approved.

Generation
ASSETS HELD FOR SALE
Schedule of main assets and liabilities classified as held for sale

	12/31/2021
	Eletrobras	CGT Eletrosul	Total
Investments	289,331	—	289,331
Other assets	—	98,359	98,359
Total assets classified as held for sale	289,331	98,359	387,690

Other liabilities	—	168,381	168,381
Total liabilities classified as held for sale	—	168,381	168,381

	12/31/2020
	Eletrobras	CGT Eletrosul	Total
Investments	289,331	—	289,331
Total assets classified as held for sale	289,331	—	289,331